Junior Subordinated Interest Deferrable Debentures (Details 2) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Trust VI	Dec. 31, 2011 Trust VII	Dec. 31, 2011 Trust VIII	Dec. 31, 2011 Trust IX	Dec. 31, 2011 Trust X Y	Dec. 31, 2011 Trust XI Y	Dec. 31, 2011 Trust XII Y
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 190,726	$ 201,117	$ 25,774	$ 10,310	$ 25,774	$ 41,238	$ 34,021	$ 32,990	$ 20,619
Interest rate (as a percent)			3.91%	3.68%	3.45%	1.99%	6.66%	6.82%	6.85%
Interest rate index			LIBOR	LIBOR	LIBOR	LIBOR	FIXED for first 5 years	FIXED for first 5 years	FIXED for first 5 years
Spread on interest rate index (as a percent)			3.45%	3.25%	3.05%	1.62%
Interest rate index, reference rate, after five years							LIBOR	LIBOR	LIBOR
Interest rate index, percentage on reference rate, after five years							1.65%	1.62%	1.45%
Initial period of accrual of interest at fixed rate (in years)							5	5	5